Investment Risks	May 27, 2026
Tuttle Capital Pure Play Photonics ETF | Photonics Industry Risk Member
Prospectus [Line Items]
Risk [Text Block]
Photonics Industry Risk. Companies engaged in photonics-related businesses are subject to risks associated with rapid technological change, short product development cycles, evolving industry standards, and frequent product introductions. Technological advances may render existing products obsolete or uncompetitive. The photonics industry is characterized by intense competition, including from larger, more diversified companies with greater financial, technical, and marketing resources.

Demand for photonics components and systems may fluctuate significantly based on capital spending cycles, telecommunications infrastructure deployment, semiconductor fabrication capacity expansion, industrial automation investment, defense and aerospace procurement cycles, healthcare technology adoption, and broader macroeconomic conditions. A slowdown in any of these end markets may adversely affect revenues and profitability of photonics-related companies.

Many photonics-related businesses depend on specialized materials, precision manufacturing processes, and complex supply chains. Disruptions in the availability of key components, raw materials, or fabrication capacity may negatively impact production and margins. In addition, regulatory changes, export controls, intellectual property disputes, or shifts in government funding priorities may materially affect certain segments of the photonics industry.

Tuttle Capital Pure Play Photonics ETF | Technology Sector Risk Member
Prospectus [Line Items]
Risk [Text Block]
Technology Sector Risk. The Fund expects to have significant exposure to technology-related companies. Technology companies may experience rapid changes in technology, evolving customer preferences, frequent new product introductions, and aggressive pricing competition. These companies may be particularly vulnerable to product obsolescence and may face risks related to cybersecurity incidents, data breaches, intellectual property protection and infringement claims, and regulatory scrutiny.

Technology companies often rely on global supply chains and outsourced manufacturing, which may expose them to geopolitical tensions, trade restrictions, tariffs, and supply disruptions. Many technology companies also depend on a limited number of key customers, suppliers, or distribution partners, and the loss of one or more such relationships may adversely affect financial performance.

Tuttle Capital Pure Play Photonics ETF | Semiconductor And Capital Equipment Risk Member
Prospectus [Line Items]
Risk [Text Block]
Semiconductor and Capital Equipment Risk. Companies involved in optoelectronic device manufacturing, compound semiconductor production, silicon photonics, and related capital equipment are subject to cyclical demand patterns and may experience significant revenue and earnings volatility. The semiconductor industry has historically been highly cyclical, characterized by periods of oversupply, pricing pressure, and inventory corrections.

Such companies may be affected by export controls, trade restrictions, and geopolitical tensions that limit access to key markets or restrict the transfer of advanced technologies. Capital equipment manufacturers depend heavily on capital expenditure budgets of semiconductor fabrication facilities and other advanced manufacturing customers, which may be reduced during economic downturns. Supply chain disruptions, manufacturing complexity, and high fixed-cost structures may amplify financial volatility during periods of reduced demand.

Tuttle Capital Pure Play Photonics ETF | Small- And Mid-Capitalization Company Risk Member
Prospectus [Line Items]
Risk [Text Block]
Small- and Mid-Capitalization Company Risk. The Fund may invest significantly in small- and mid-capitalization companies, which may be more volatile and more vulnerable to adverse business or economic developments than large-capitalization companies. These companies may have limited product lines, narrower markets, less diversified revenue streams, limited financial resources, and less experienced management teams.

Securities of small- and mid-capitalization companies may trade less frequently and in lower volumes than those of larger companies, which may result in greater price volatility and reduced liquidity. During market downturns or periods of market stress, these securities may decline in value more sharply and may be more difficult to sell at desired prices.

Tuttle Capital Pure Play Photonics ETF | Early-Stage And Pre-Revenue Company Risk Member
Prospectus [Line Items]
Risk [Text Block]
Early-Stage and Pre-Revenue Company Risk. The Fund may invest in early-stage, development-phase, or recently public companies that may not yet generate meaningful revenues or profits. These companies may face significant uncertainty regarding the successful development, commercialization, and market acceptance of their products and technologies.

Early-stage companies may depend on external financing to fund operations and research and development activities, and such financing may not be available on favorable terms, or at all. These companies may also face regulatory hurdles, technological feasibility risks, competitive pressures, and execution challenges. Securities of early-stage companies may be highly volatile and speculative, and investments in such companies may result in substantial losses.

Tuttle Capital Pure Play Photonics ETF | Non-U.S. And Emerging Markets Risk Member
Prospectus [Line Items]
Risk [Text Block]
Non-U.S. and Emerging Markets Risk. The Fund may invest in securities of non-U.S. issuers, including issuers located in emerging markets. Investments in non-U.S. securities involve risks that may not be present with investments in U.S. securities, including fluctuations in currency exchange rates; differences in accounting, auditing, and financial reporting standards; less stringent regulatory environments; reduced liquidity; and higher transaction costs.

Non-U.S. markets may be more susceptible to political instability, changes in government policies, trade disputes, expropriation, nationalization, and social unrest. Emerging markets, in particular, may experience heightened volatility, capital controls, weaker legal systems, limited investor protections, and greater geopolitical risk. These factors may adversely affect the value and liquidity of the Fund’s investments.

Liquidity Risk. The Fund is subject to liquidity risk primarily due to its investments in derivatives and photonics-related securities. Investments in illiquid assets involve the risk that the Fund may be unable to sell such assets or sell them at a reasonable price. Derivatives, especially when traded in large amounts, may not always be liquid. In volatile markets, the Fund may not be able to close out a position without incurring a loss. Daily limits on price fluctuations and speculative position limits on exchanges may prevent profitable liquidation of positions, subjecting the Fund to potentially greater losses

Tuttle Capital Pure Play Photonics ETF | Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]
Concentration Risk. Because the Fund focuses on companies engaged in photonics-related businesses, it may concentrate its investments in a limited number of industries or sectors. As a result, the Fund may be more susceptible than a diversified fund to adverse economic, regulatory, technological, or market developments affecting the photonics industry or related sectors.

Developments such as reductions in capital expenditures, technological disruption, regulatory changes, supply chain constraints, or decreased demand in key end markets may have a disproportionate impact on the Fund’s performance. The Fund’s returns may therefore be more volatile than those of a broadly diversified fund.

Tuttle Capital Pure Play Photonics ETF | Derivatives Risk Member
Prospectus [Line Items]
Risk [Text Block]
Derivatives Risk. Derivatives are financial instruments that derive value from an underlying reference asset or assets, such as stocks, bonds, funds (including ETFs), interest rates, or indexes. The Fund expects to use swap agreements to pursue its investment objective. Investments in derivatives may be considered speculative and may expose the Fund to risks different from, and possibly greater than, those associated with direct investments in securities or other instruments. These risks include market risk, leverage risk, counterparty risk, liquidity risk, valuation risk, correlation risk, and legal or regulatory risk. The performance of a derivative may not track the performance of its reference asset due to fees, expenses, and other factors. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses greater than the amount initially invested and may cause the Fund’s share price to be more volatile.

Tuttle Capital Pure Play Photonics ETF | Swap Agreements Risk Member
Prospectus [Line Items]
Risk [Text Block]
Swap Agreements Risk. Swap agreements are contracts entered into primarily with major financial institutions for periods ranging from one day to more than one year. In a standard swap transaction, two parties agree to exchange the returns earned or realized on particular reference assets or instruments. The amount of the payments exchanged is generally based on a specified notional amount. Swap agreements are generally traded over-the-counter and may expose the Fund to increased counterparty, liquidity, and valuation risks. If a counterparty fails to meet its obligations, the Fund could lose money. In addition, swap agreements may be difficult to value and may be subject to less regulation than exchange-traded instruments.

Tuttle Capital Pure Play Photonics ETF | Active Management Risk Member
Prospectus [Line Items]
Risk [Text Block]	Active Management Risk. The Fund is actively-managed and may not meet its investment objective based on the Adviser’s success or failure to implement its investment strategies for the Fund. The success of the Fund’s investment program depends largely on the investment techniques applied by the Adviser. It is possible the investment techniques employed on behalf of the Fund will not produce the desired results.
Tuttle Capital Pure Play Photonics ETF | Equity Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]
Equity Securities Risk. Equity securities may be more volatile than other asset classes, and their market prices may change quickly and without warning. The value of the equity securities held by the Fund may decrease due to general market conditions or other factors unrelated to a particular issuer. A decline in the value of the equity securities in which the Fund invests will adversely affect the Fund.

Tuttle Capital Pure Play Photonics ETF | Cyber Security Risk Member
Prospectus [Line Items]
Risk [Text Block]
Cyber Security Risk. The Fund is susceptible to operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems through hacking or malicious software coding but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the issuers of securities in which the Fund invests or the Fund’s third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, can also subject the Fund to many of the same risks associated with direct cyber security breaches. Although the Fund has established risk management systems designed to reduce the risks associated with cyber security, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third-party service providers.

Tuttle Capital Pure Play Photonics ETF | Inflation Risk Member
Prospectus [Line Items]
Risk [Text Block]
Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions may decline.

Tuttle Capital Pure Play Photonics ETF | Investment Risk Member
Prospectus [Line Items]
Risk [Text Block]	Investment Risk. As with all investments, an investment in the Fund is subject to loss, including the possible loss of the entire principal amount of an investment, over short or long periods of time.
Tuttle Capital Pure Play Photonics ETF | Market Risk Member
Prospectus [Line Items]
Risk [Text Block]
Market Risk. The trading prices of securities and derivative instruments fluctuate in response to economic, financial, or political events that impact the entire market, specific sectors, or individual issuers. The Fund’s NAV and market price may fluctuate significantly. Because the Fund’s strategy provides exposure to photonics-related securities, a decline in the value of those securities will adversely affect the Fund.

Tuttle Capital Pure Play Photonics ETF | Transaction Cost Risk Member
Prospectus [Line Items]
Risk [Text Block]
Transaction Cost Risk. The Fund will pay transaction costs, including commissions and bid-ask spreads, when it buys and sells options and other securities. Because the Fund expects to enter into and close options positions on a daily basis, it will incur high transaction costs. While turnover of options may not be reflected in traditional portfolio turnover metrics, the economic impact to the Fund may be similar to that of a fund with high portfolio turnover. These transaction costs may negatively affect the Fund’s performance and may result in higher taxable distributions.

Tuttle Capital Pure Play Photonics ETF | ETF Risks Member
Prospectus [Line Items]
Risk [Text Block]
ETF Risks. The Fund is an exchange-traded fund, and, as a result of an ETF’s structure, it is exposed to the following risks:

•Authorized Participants, Market Makers, and Liquidity Providers Limitation Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

•Cash Redemption Risk. The Fund intends to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.

•Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

•Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility and volatility in the Fund’s portfolio holdings, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. If an investor purchases Shares at a time when the market price is at a premium to the NAV of the Shares or sells at a time when the market price is at a discount to the NAV of the Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV.

•Trading. Although Shares are listed for trading on a national securities exchange, and may be traded on other U.S. exchanges, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund Shares.

Tuttle Capital Pure Play Photonics ETF | ETF Risks, Authorized Participants, Market Makers, And Liquidity Providers Limitation Risk Member
Prospectus [Line Items]
Risk [Text Block]	Authorized Participants, Market Makers, and Liquidity Providers Limitation Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
Tuttle Capital Pure Play Photonics ETF | ETF Risks, Cash Redemption Risk Member
Prospectus [Line Items]
Risk [Text Block]	Cash Redemption Risk. The Fund intends to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.
Tuttle Capital Pure Play Photonics ETF | ETF Risks, Costs Of Buying Or Selling Shares Risk Member
Prospectus [Line Items]
Risk [Text Block]	Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.
Tuttle Capital Pure Play Photonics ETF | ETF Risks, Shares May Trade At Prices Other Than NAV Risk Member
Prospectus [Line Items]
Risk [Text Block]	Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility and volatility in the Fund’s portfolio holdings, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. If an investor purchases Shares at a time when the market price is at a premium to the NAV of the Shares or sells at a time when the market price is at a discount to the NAV of the Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV.
Tuttle Capital Pure Play Photonics ETF | ETF Risks, Trading Risk Member
Prospectus [Line Items]
Risk [Text Block]	Trading. Although Shares are listed for trading on a national securities exchange, and may be traded on other U.S. exchanges, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund Shares.
Tuttle Capital Pure Play Photonics ETF | New Fund Risk Member
Prospectus [Line Items]
Risk [Text Block]
New Fund Risk. As of the date of this prospectus, the Fund has no operating history and currently has fewer assets than larger funds. Like other new funds, large inflows and outflows may impact the Fund’s market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected.

Tuttle Capital Pure Play Photonics ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The Fund may not achieve its leveraged investment objective and there is a risk that you could lose all of your money invested in the Fund.
Tuttle Capital Pure Play Photonics ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]
Non-Diversification Risk. The Fund is classified as non-diversified under the 1940 Act and may invest a greater percentage of its assets in a smaller number of issuers or instruments than a diversified fund. As a result, the Fund may be more susceptible to risks associated with a single economic, political, or regulatory event affecting those issuers or instruments.

Tuttle Capital Photonics Income Blast ETF | Photonics Industry Risk Member
Prospectus [Line Items]
Risk [Text Block]
Photonics Industry Risk. Companies engaged in photonics-related businesses are subject to risks associated with rapid technological change, short product development cycles, evolving industry standards, and frequent product introductions. Technological advances may render existing products obsolete or uncompetitive. The photonics industry is characterized by intense competition, including from larger, more diversified companies with greater financial, technical, and marketing resources.

Demand for photonics components and systems may fluctuate significantly based on capital spending cycles, telecommunications infrastructure deployment, semiconductor fabrication capacity expansion, industrial automation investment, defense and aerospace procurement cycles, healthcare technology adoption, and broader macroeconomic conditions. A slowdown in any of these end markets may adversely affect revenues and profitability of photonics-related companies.

Many photonics-related businesses depend on specialized materials, precision manufacturing processes, and complex supply chains. Disruptions in the availability of key components, raw materials, or fabrication capacity may negatively impact production and margins. In addition, regulatory changes, export controls, intellectual property disputes, or shifts in government funding priorities may materially affect certain segments of the photonics industry.

Tuttle Capital Photonics Income Blast ETF | Technology Sector Risk Member
Prospectus [Line Items]
Risk [Text Block]
Technology Sector Risk. The Fund expects to have significant exposure to technology-related companies. Technology companies may experience rapid changes in technology, evolving customer preferences, frequent new product introductions, and aggressive pricing competition. These companies may be particularly vulnerable to product obsolescence and may face risks related to cybersecurity incidents, data breaches, intellectual property protection and infringement claims, and regulatory scrutiny.

Technology companies often rely on global supply chains and outsourced manufacturing, which may expose them to geopolitical tensions, trade restrictions, tariffs, and supply disruptions. Many technology companies also depend on a limited number of key customers, suppliers, or distribution partners, and the loss of one or more such relationships may adversely affect financial performance.

Tuttle Capital Photonics Income Blast ETF | Semiconductor And Capital Equipment Risk Member
Prospectus [Line Items]
Risk [Text Block]
Semiconductor and Capital Equipment Risk. Companies involved in optoelectronic device manufacturing, compound semiconductor production, silicon photonics, and related capital equipment are subject to cyclical demand patterns and may experience significant revenue and earnings volatility. The semiconductor industry has historically been highly cyclical, characterized by periods of oversupply, pricing pressure, and inventory corrections.

Such companies may be affected by export controls, trade restrictions, and geopolitical tensions that limit access to key markets or restrict the transfer of advanced technologies. Capital equipment manufacturers depend heavily on capital expenditure budgets of semiconductor fabrication facilities and other advanced manufacturing customers, which may be reduced during economic downturns. Supply chain disruptions, manufacturing complexity, and high fixed-cost structures may amplify financial volatility during periods of reduced demand.

Tuttle Capital Photonics Income Blast ETF | Small- And Mid-Capitalization Company Risk Member
Prospectus [Line Items]
Risk [Text Block]
Small- and Mid-Capitalization Company Risk. The Fund may invest significantly in small- and mid-capitalization companies, which may be more volatile and more vulnerable to adverse business or economic developments than large-capitalization companies. These companies may have limited product lines, narrower markets, less diversified revenue streams, limited financial resources, and less experienced management teams.
Securities of small- and mid-capitalization companies may trade less frequently and in lower volumes than those of larger companies, which may result in greater price volatility and reduced liquidity. During market downturns or periods of market stress, these securities may decline in value more sharply and may be more difficult to sell at desired prices.

Tuttle Capital Photonics Income Blast ETF | Early-Stage And Pre-Revenue Company Risk Member
Prospectus [Line Items]
Risk [Text Block]
Early-Stage and Pre-Revenue Company Risk. The Fund may invest in early-stage, development-phase, or recently public companies that may not yet generate meaningful revenues or profits. These companies may face significant uncertainty regarding the successful development, commercialization, and market acceptance of their products and technologies.

Early-stage companies may depend on external financing to fund operations and research and development activities, and such financing may not be available on favorable terms, or at all. These companies may also face regulatory hurdles, technological feasibility risks, competitive pressures, and execution challenges. Securities of early-stage companies may be highly volatile and speculative, and investments in such companies may result in substantial losses.

Tuttle Capital Photonics Income Blast ETF | Non-U.S. And Emerging Markets Risk Member
Prospectus [Line Items]
Risk [Text Block]
Non-U.S. and Emerging Markets Risk. The Fund may invest in securities of non-U.S. issuers, including issuers located in emerging markets. Investments in non-U.S. securities involve risks that may not be present with investments in U.S. securities, including fluctuations in currency exchange rates; differences in accounting, auditing, and financial reporting standards; less stringent regulatory environments; reduced liquidity; and higher transaction costs.

Non-U.S. markets may be more susceptible to political instability, changes in government policies, trade disputes, expropriation, nationalization, and social unrest. Emerging markets, in particular, may experience heightened volatility, capital controls, weaker legal systems, limited investor protections, and greater geopolitical risk. These factors may adversely affect the value and liquidity of the Fund’s investments.

Tuttle Capital Photonics Income Blast ETF | Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]
Concentration Risk. Because the Fund focuses on companies engaged in photonics-related businesses, it may concentrate its investments in a limited number of industries or sectors. As a result, the Fund may be more susceptible than a diversified fund to adverse economic, regulatory, technological, or market developments affecting the photonics industry or related sectors.

Developments such as reductions in capital expenditures, technological disruption, regulatory changes, supply chain constraints, or decreased demand in key end markets may have a disproportionate impact on the Fund’s performance. The Fund’s returns may therefore be more volatile than those of a broadly diversified fund.

Tuttle Capital Photonics Income Blast ETF | Derivatives Risk Member
Prospectus [Line Items]
Risk [Text Block]
Derivatives Risk. Derivatives are financial instruments that derive their performance from an underlying reference asset, such as an individual security, ETF, index, interest rate or inflation rate. Generally, derivatives are sophisticated investments that may pose risks that are different from or greater than those posed by investing directly in the underlying instrument. For example, the return on a derivative instrument may not correlate with that of its underlying instrument, and minimal requisite initial investments necessary to purchase derivatives positions may expose the Fund to losses in excess of those amounts. Derivatives also can be volatile and may be less liquid than other investments. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money. The Fund expects to use put options, call options (including deep in-the-money call options), and synthetic long positions to implement its principal investment strategies. Other risks specific to put options, as well as other risks of derivatives, generally, such as counterparty and issuer credit risk, interest rate risk, market risk and issuer-specific risk, are described in greater detail elsewhere in the Fund’s Prospectus.

Tuttle Capital Photonics Income Blast ETF | Active Management Risk Member
Prospectus [Line Items]
Risk [Text Block]	Active Management Risk. The Fund is actively-managed and may not meet its investment objective based on the Adviser’s success or failure to implement its investment strategies for the Fund. The success of the Fund’s investment program depends largely on the investment techniques applied by the Adviser. It is possible the investment techniques employed on behalf of the Fund will not produce the desired results.
Tuttle Capital Photonics Income Blast ETF | Equity Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]
Equity Securities Risk. Equity securities may be more volatile than other asset classes, and their market prices may change quickly and without warning. The value of the equity securities held by the Fund may decrease due to general market conditions or other factors unrelated to a particular issuer. A decline in the value of the equity securities in which the Fund invests will adversely affect the Fund.

Tuttle Capital Photonics Income Blast ETF | Cyber Security Risk Member
Prospectus [Line Items]
Risk [Text Block]
Cyber Security Risk. The Fund is susceptible to operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems through hacking or malicious software coding but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the issuers of securities in which the Fund invests or the Fund’s third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, can also subject the Fund to many of the same risks associated with direct cyber security breaches. Although the Fund has established risk management systems designed to reduce the risks associated with cyber security, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third-party service providers.

Tuttle Capital Photonics Income Blast ETF | Inflation Risk Member
Prospectus [Line Items]
Risk [Text Block]
Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions may decline.

Tuttle Capital Photonics Income Blast ETF | Investment Risk Member
Prospectus [Line Items]
Risk [Text Block]	Investment Risk. As with all investments, an investment in the Fund is subject to loss, including the possible loss of the entire principal amount of an investment, over short or long periods of time.
Tuttle Capital Photonics Income Blast ETF | Market Risk Member
Prospectus [Line Items]
Risk [Text Block]
Market Risk. The trading prices of securities and derivative instruments fluctuate in response to economic, financial, or political events that impact the entire market, specific sectors, or individual issuers. The Fund’s NAV and market price may fluctuate significantly. Because the Fund’s strategy provides exposure to photonics-related securities, a decline in the value of those securities will adversely affect the Fund.

Tuttle Capital Photonics Income Blast ETF | Transaction Cost Risk Member
Prospectus [Line Items]
Risk [Text Block]
Transaction Cost Risk. The Fund will pay transaction costs, including commissions and bid-ask spreads, when it buys and sells options and other securities. Because the Fund expects to enter into and close option positions on a recurring basis, it will incur high transaction costs. While turnover of options may not be reflected in traditional portfolio turnover metrics, the economic impact to the Fund may be similar to that of a fund with high portfolio turnover. These transaction costs may negatively affect the Fund’s performance and may result in higher taxable distributions.

Tuttle Capital Photonics Income Blast ETF | ETF Risks Member
Prospectus [Line Items]
Risk [Text Block]
ETF Risks. The Fund is an exchange-traded fund, and, as a result of an ETF’s structure, it is exposed to the following risks:

•Authorized Participants, Market Makers, and Liquidity Providers Limitation Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

•Cash Redemption Risk. The Fund intends to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.

•Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

•Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility.
This risk is heightened in times of market volatility and volatility in the Fund’s portfolio holdings, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. If an investor purchases Shares at a time when the market price is at a premium to the NAV of the Shares or sells at a time when the market price is at a discount to the NAV of the Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV.

•Trading. Although Shares are listed for trading on a national securities exchange, and may be traded on other U.S. exchanges, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund Shares.

Tuttle Capital Photonics Income Blast ETF | ETF Risks, Authorized Participants, Market Makers, And Liquidity Providers Limitation Risk Member
Prospectus [Line Items]
Risk [Text Block]	Authorized Participants, Market Makers, and Liquidity Providers Limitation Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
Tuttle Capital Photonics Income Blast ETF | ETF Risks, Cash Redemption Risk Member
Prospectus [Line Items]
Risk [Text Block]	Cash Redemption Risk. The Fund intends to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.
Tuttle Capital Photonics Income Blast ETF | ETF Risks, Costs Of Buying Or Selling Shares Risk Member
Prospectus [Line Items]
Risk [Text Block]	Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.
Tuttle Capital Photonics Income Blast ETF | ETF Risks, Shares May Trade At Prices Other Than NAV Risk Member
Prospectus [Line Items]
Risk [Text Block]	Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility and volatility in the Fund’s portfolio holdings, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. If an investor purchases Shares at a time when the market price is at a premium to the NAV of the Shares or sells at a time when the market price is at a discount to the NAV of the Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV.
Tuttle Capital Photonics Income Blast ETF | ETF Risks, Trading Risk Member
Prospectus [Line Items]
Risk [Text Block]	Trading. Although Shares are listed for trading on a national securities exchange, and may be traded on other U.S. exchanges, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund Shares.
Tuttle Capital Photonics Income Blast ETF | New Fund Risk Member
Prospectus [Line Items]
Risk [Text Block]
New Fund Risk. As of the date of this prospectus, the Fund has no operating history and currently has fewer assets than larger funds. Like other new funds, large inflows and outflows may impact the Fund’s market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected.

Tuttle Capital Photonics Income Blast ETF | Options Risk Member
Prospectus [Line Items]
Risk [Text Block]
Options Risk. The prices of options may change rapidly over time and do not necessarily move in tandem with the price of their underlying securities. The Fund’s option strategy is designed to provide the Fund with income by taking in options premiums, but it is not designed to mitigate losses to the Fund in the event of a market decline. The premium received may not be enough to offset a loss incurred by the Fund if the price of the underlying security declines. Options are subject to valuation risk, time decay risk, changes in implied volatility, liquidity risk, and the possibility of early exercise.

Tuttle Capital Photonics Income Blast ETF | Put Spread Strategy Risk Member
Prospectus [Line Items]
Risk [Text Block]
Put Spread Strategy Risk. The Fund’s put spread strategy involves substantial risks, including the potential for losses if the underlying security declines below the lower strike price, market volatility impacting option premiums, and the possibility of assignment on the sold puts, which could require the Fund to purchase the underlying securities at unfavorable prices.

Tuttle Capital Photonics Income Blast ETF | Synthetic Long Position Risk Member
Prospectus [Line Items]
Risk [Text Block]
Synthetic Long Position Risk. The Fund may obtain exposure to photonics-related securities through synthetic long positions constructed using long call and short put options on the same underlying security with the same strike price and expiration date. Synthetic long positions are subject to the risks associated with both call and put options, including the potential for significant losses if the price of the underlying security declines. Because synthetic positions may require less capital than purchasing the underlying securities directly, losses may be magnified. Synthetic positions are also subject to liquidity risk and imperfect correlation with the underlying securities.

Tuttle Capital Photonics Income Blast ETF | Counterparty Risk Member
Prospectus [Line Items]
Risk [Text Block]
Counterparty Risk. The Fund is subject to counterparty risk by virtue of its investments in options contracts. Transactions in some types of derivatives, including options, are required to be centrally cleared (cleared derivatives). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearing house rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house (clearing members) can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. Customer funds held at a clearing organization in connection with any options contracts are held in a commingled omnibus account and are not identified to the name of the clearing members’ individual customers. As a result, assets deposited by the Fund with any clearing member as margin for options may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf. If a clearing member defaults, the Fund could lose some or all of the benefits of a transaction entered into with the clearing member.

Tuttle Capital Photonics Income Blast ETF | Liquidity Risk Member
Prospectus [Line Items]
Risk [Text Block]
Liquidity Risk. The Fund is subject to liquidity risk primarily due to its investments in derivatives and photonics-related securities. Investments in illiquid assets involve the risk that the Fund may be unable to sell such assets or sell them at a reasonable price. Derivatives, especially when traded in large amounts, may not always be liquid. In volatile markets, the Fund may not be able to close out a position without incurring a loss. Daily limits on price fluctuations and speculative position limits on exchanges may prevent profitable liquidation of positions, subjecting the Fund to potentially greater losses.

Tuttle Capital Photonics Income Blast ETF | FLEX Options Risk Member
Prospectus [Line Items]
Risk [Text Block]
FLEX Options Risk. The FLEX Options held by the Fund will be exercisable at the strike price only on their expiration date. Prior to the expiration date, the value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. The value of the FLEX Options prior to expiration may vary because of factors other than the value of the underlying security, including interest rate changes, changing supply and demand, decreased liquidity, and changing volatility levels.

FLEX Options are listed on an exchange; however, it is not guaranteed that a liquid secondary trading market will exist. In the event that trading in the FLEX Options is limited or absent, the value of the FLEX Options may decrease.

Tuttle Capital Photonics Income Blast ETF | Assignment Risk Member
Prospectus [Line Items]
Risk [Text Block]
Assignment Risk. The puts written by the Fund may be assigned to the Fund at any point prior to the expiration date. Early assignment is more likely when the put option is significantly in the money. Should early assignment occur, it would result in the Fund acquiring the assigned shares of the underlying security. Consequently, the value of the Fund’s investment may be temporarily exposed to the full market movement of the underlying security until those shares are sold and new options positions are established.

Tuttle Capital Photonics Income Blast ETF | Risk Of Highly Volatile Markets Member
Prospectus [Line Items]
Risk [Text Block]
Risk of Highly Volatile Markets. The prices of the derivative instruments and equity securities in which the Fund may invest can be highly volatile. Price movements are influenced by, among other things, interest rates, changing supply and demand relationships, fiscal and monetary policies of governments, and national and international political and economic events. The Fund is also subject to the risk of failure of any exchange on which its derivative instrument positions trade or failure of their clearinghouses.

Tuttle Capital Photonics Income Blast ETF | Distribution Tax/Return of Capital Risk Member
Prospectus [Line Items]
Risk [Text Block]
Distribution Tax/Return of Capital Risk. A portion of the Fund’s distributions may consist of a return of capital. A return of capital represents a return of a shareholder’s original investment in the Fund and should not be confused with a dividend, yield, or income. Although a return of capital distribution is generally not taxable to shareholders, it will reduce a shareholder’s cost basis in the Fund’s shares, which may result in a higher capital gain or lower capital loss when the shares are sold. After a shareholder’s basis is reduced to zero, any further return of capital distributions will be taxable as a capital gain. In addition, distributions that constitute a return of capital will reduce the Fund’s net asset value per share and may, over time, erode the Fund’s asset base if not offset by net investment income and net capital gains realized by the Fund. There can be no assurance that the Fund will be able to maintain its targeted level of distributions, and the Fund may reduce or suspend distributions at any time.

Tuttle Capital Photonics Income Blast ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The Fund may not achieve its leveraged investment objective and there is a risk that you could lose all of your money invested in the Fund.
Tuttle Capital Photonics Income Blast ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]
Non-Diversification Risk. The Fund is classified as non-diversified under the 1940 Act and may invest a greater percentage of its assets in a smaller number of issuers or instruments than a diversified fund. As a result, the Fund may be more susceptible to risks associated with a single economic, political, or regulatory event affecting those issuers or instruments.